Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Sep. 11, 2023	Aug. 08, 2023	Jul. 10, 2023	Jun. 12, 2023	May 09, 2023	Apr. 25, 2023	Jan. 09, 2023	Sep. 12, 2022	May 09, 2022	Apr. 26, 2022	Apr. 27, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends [Line Items]
Dividends paid, ordinary shares												$ 438,320,467	$ 200,164,597	$ 23,549,784
General And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend						$ 51,567,098
Dividend per share						$ 6.78
Eventual dividend distribution classified as expense						$ 75,000,000
Dividends paid, ordinary shares	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 35,000,000
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend									$ 8,000,000	$ 115,884,765	$ 23,549,784
Dividend per share										$ 7.46	$ 1.02
Dividends paid, ordinary shares							$ 4,000,000	$ 4,000,000
Optional Reserve for Future Income Distribution | General And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend						10,000,000
Eventual dividend distribution classified as expense						$ 386,753,250
Dividends paid, ordinary shares	$ 38,625,143	$ 43,549,752	$ 48,968,054	$ 52,075,004	$ 154,486,921
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend									$ 84,279,832	$ 11,000,000	$ 1,500,000
Dividends paid, ordinary shares							$ 23,682,016	$ 29,451,819